Equity-Based Compensation (Tables)	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Share Purchase and Option Plans [Abstract]
Equity Compensation Expense By Category

	Three Months Ended		Six Months Ended
	October 31,		October 31,
(in millions)	2015	2014	2015	2014

Cost of software license fees and subscriptions	$-	$0.2	$-	$0.2
Cost of product updates and support fees	-	0.2	0.1	0.6
Cost of consulting services and other fees	-	0.3	-	0.3
Sales and marketing	0.4	1.7	0.7	3.5
Research and development	0.3	1.1	0.6	2.6
General and administrative	1.2	2.3	1.8	5.8
Total	$1.9	$5.8	$3.2	$13.0

	11 Months Ended	Year Ended May 31,
(in millions)	April 30, 2015	2014	2013
Cost of software license fees and subscriptions	$0.2	$-	$-
Cost of product updates and support fees	0.5	0.4	-
Cost of consulting services and other fees	0.3	3.0	-
Sales and marketing	3.5	9.7	5.9
Research and development	3.7	8.1	5.3
General and administrative	7.3	7.5	2.8
Total	$15.5	$28.7	$14.0